Investment Risks - Index/Strategy Risks [Member]	Apr. 30, 2026
VistaShares ACKtivist Select ETF
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, the risk disclosure “Index/Strategy Risks” under the heading “Principal Investment Risks” is supplemented by the addition of the following new paragraph:

In addition, the Index includes an approximately 10% allocation to Pershing Square USA, Ltd. (the “Pershing Fund”), a non-diversified, closed-end management investment company. Investing in the Pershing Fund involves risks. Shareholders of the Fund do not have direct ownership of the securities held by the Pershing Fund and have no ability to influence the Pershing Fund’s investment decisions, which are made by the Pershing Fund’s investment manager. Shares of closed-end funds frequently trade at a discount or premium to their net asset value (“NAV”). The market price of the Pershing Fund’s shares will fluctuate in response to, among other things, changes in the value of the Pershing Fund’s portfolio holdings, supply and demand for shares, investor sentiment, and general market and economic conditions. As a result, the Pershing Fund’s shares may trade at a price that is higher or lower than NAV, and investors may experience losses independent of the performance of the Pershing Fund’s underlying assets. The Pershing Fund’s investment performance depends on the investment strategies and decisions of its investment manager. There can be no assurance that the investment manager’s strategies will achieve the Pershing Fund’s investment objective. The Pershing Fund may employ leverage, which may increase the volatility of the Pershing Fund’s returns and may magnify losses. An investment in the Pershing Fund is subject to risks inherent in equity investing and in the financial markets generally, including market volatility, interest rate risk, liquidity risk, and regulatory risk. The Pershing Fund’s shares may also be affected by factors unrelated to the performance of its portfolio, including market perceptions and trading activity.

VistaShares Target 15 ACKtivist Distribution ETF
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, the risk disclosure “Index/Strategy Risks” under the heading “Principal Investment Risks” is supplemented by the addition of the following new paragraph:

In addition, the Index includes an approximately 10% allocation to Pershing Square USA, Ltd. (the “Pershing Fund”), a non-diversified, closed-end management investment company. Investing in the Pershing Fund involves risks. Shareholders of the Fund do not have direct ownership of the securities held by the Pershing Fund and have no ability to influence the Pershing Fund’s investment decisions, which are made by the Pershing Fund’s investment manager. Shares of closed-end funds frequently trade at a discount or premium to their net asset value (“NAV”). The market price of the Pershing Fund’s shares will fluctuate in response to, among other things, changes in the value of the Pershing Fund’s portfolio holdings, supply and demand for shares, investor sentiment, and general market and economic conditions. As a result, the Pershing Fund’s shares may trade at a price that is higher or lower than NAV, and investors may experience losses independent of the performance of the Pershing Fund’s underlying assets. The Pershing Fund’s investment performance depends on the investment strategies and decisions of its investment manager. There can be no assurance that the investment manager’s strategies will achieve the Pershing Fund’s investment objective. The Pershing Fund may employ leverage, which may increase the volatility of the Pershing Fund’s returns and may magnify losses. An investment in the Pershing Fund is subject to risks inherent in equity investing and in the financial markets generally, including market volatility, interest rate risk, liquidity risk, and regulatory risk. The Pershing Fund’s shares may also be affected by factors unrelated to the performance of its portfolio, including market perceptions and trading activity.